Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of Consolidated Financial Statements

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	September 30, 2020	September 30, 2019
ASSETS
Non-current assets
Investment in subsidiaries and VIE	$10,516,277	$6,838,351

Total assets	$10,516,277	$6,838,351

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 5,800,000 and 5,166,667 shares issued and outstanding as of September 30, 2020 and 2019, respectively	$580	$517
Additional paid-in capital	5,251,205	5,040,156
Retained earnings	5,652,594	2,625,921
Accumulated other comprehensive loss	(388,102)	(828,243)
Total Bon Natural Life Limited shareholders’ equity	10,516,277	6,838,351

Total liabilities and Bon Natural Life Limited shareholders’ equity	$10,516,277	$6,838,351

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2020	2019

EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$3,026,673	$2,573,803

NET INCOME	3,026,673	2,573,803
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	440,141	(281,897)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$3,466,814	$2,291,906

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2020	2019

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$3,026,673	$2,573,803
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(3,026,673)	(2,573,803)
Net cash used in operating activities	-	-

CHANGES IN CASH AND RESTRICTED CASH	-	-

CASH AND RESTRICTED CASH, beginning of period	-	-

CASH AND RESTRICTED CASH, end of period	$-	$-